SEGMENT INFORMATION - Group's reporting segments (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2016
Revenues
Sale of goods and services	$ 46,853,369	$ 160,308,979	$ 133,491,118	$ 41,027,474
Royalties	102,178	1,110,463	442,689	349,760
Initial recognition and changes in the fair value of biological assets		279,945
Grants	31,941	16,372	51,586	141,775
Total revenue		160,605,296	133,542,704	41,169,249
Cost of sales	29,613,158	86,964,881	77,094,551	30,598,956
Gross margin per segment		$ 73,640,415	$ 56,448,153	$ 10,570,293
Gross margin and total revenue (as a percent)		46.00%	42.00%	26.00%
Seed and integrated products
Revenues
Sale of goods and services	9,021,171	$ 25,295,755	$ 26,751,121	$ 14,306,661
Royalties		1,110,463	442,689	349,760
Grants		16,372	51,586	141,775
Total revenue		25,312,127	26,802,707	14,448,436
Cost of sales		9,783,737	13,413,758	8,953,929
Gross margin per segment		$ 15,528,390	$ 13,388,949	$ 5,494,507
Gross margin and total revenue (as a percent)		61.00%	50.00%	38.00%
Crop protection
Revenues
Sale of goods and services	31,191,970	$ 89,919,460	$ 77,655,672	$ 21,493,419
Initial recognition and changes in the fair value of biological assets		279,945
Total revenue		90,199,405	77,655,672	21,493,419
Cost of sales		53,979,391	49,453,167	16,825,572
Gross margin per segment		$ 36,220,014	$ 28,202,505	$ 4,667,847
Gross margin and total revenue (as a percent)		40.00%	36.00%	22.00%
Crop nutrition
Revenues
Sale of goods and services	6,640,228	$ 45,093,764	$ 29,084,325	$ 5,227,394
Total revenue		45,093,764	29,084,325	5,227,394
Cost of sales		23,201,753	14,227,626	4,819,455
Gross margin per segment		$ 21,892,011	$ 14,856,699	$ 407,939
Gross margin and total revenue (as a percent)		49.00%	51.00%	8.00%
Sale of goods and services
Revenues
Sale of goods and services	$ 46,751,191	$ 159,198,516	$ 133,048,429	$ 40,677,714
Sale of goods and services | Seed and integrated products
Revenues
Sale of goods and services		24,185,292	26,308,432	13,956,901
Sale of goods and services | Crop protection
Revenues
Sale of goods and services		89,919,460	77,655,672	21,493,419
Sale of goods and services | Crop nutrition
Revenues
Sale of goods and services		$ 45,093,764	$ 29,084,325	$ 5,227,394